UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
March 31, 2014

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS - 131.0% (96.8% of Total Investments)
	MORTGAGE-BACKED SECURITIES - 130.5% (96.5% of Total Investments)
	Residential - 130.5%
$ 2,700	American Credit Auto Receivables 12-3D, 144A	5.000%	12/16/19	BB	$2,742,212
1,835	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	AA	1,899,124
6,500	Argent Securities Inc., ASset-Backed Pass-Through Certificates, Series 2005-W2	0.680%	10/25/35	B-	5,073,959
8,837	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.398%	9/25/36	CCC	5,882,793
3,368	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	2,676,952
7,800	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.457%	7/20/36	B1	7,094,170
4,064	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	3,824,619
942	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.860%	5/20/36	Caa2	887,366
7,674	Bank of America Funding Trust, 2007-A 2A1	0.352%	2/20/47	CCC	6,724,064
8,589	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.360%	1/25/37	Caa3	6,377,341
6,826	BCAP LLC Trust, Mortgage Pass-Through Certificates,Series 2007 AA1 2A1	0.370%	3/25/37	Caa3	5,489,272
3,502	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.738%	6/25/35	Caa2	3,140,017
4,566	Bear Stearns Adjustable Rate Mortgage Trust 2007-5	5.308%	8/25/47	D	4,058,349
1,204	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.750%	7/25/36	D	985,305
4,860	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.756%	10/25/36	D	3,833,444
7,847	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.975%	6/25/47	D	7,055,417
1,691	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	5.456%	2/25/36	Caa3	1,197,001
6,899	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.638%	2/25/36	Caa3	6,031,874
5,572	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	5.167%	2/25/47	D	4,745,474
3,698	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.831%	2/25/47	D	2,919,213
4,051	Bear Stearns Alt-A Trust II, Mortgage Pass-Through Certificates Series 2007-1	2.902%	9/25/47	D	2,791,690
5,779	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.350%	6/25/46	Ca	3,760,626
6,308	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.854%	8/25/46	Ca	4,541,464
2,239	Bear Stearns Asset Backed Securities I Trust 2002-EC2	0.590%	2/25/36	BBB	2,125,686
2,175	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.706%	6/11/40	B1	2,187,796
2,609	CAI Funding II Limited, Series 2012-1A, 144A	3.470%	10/25/27	A	2,597,599
6,490	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.670%	10/25/35	BB-	5,406,306
6,985	Carrington Securities LP, Mortgage Loan Trust Assset-Backed Pass-Through Certificates Series 2007-HE1	0.340%	6/25/37	CCC	5,952,889
7,091	Chaseflex Trust Series 2007-2	0.470%	5/25/37	CCC	6,256,542
2,156	Citgroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.198%	3/25/37	D	1,690,851
1,509	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.921%	3/25/36	Caa3	1,289,226
8,769	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.410%	1/25/37	CCC	6,356,217
2,745	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, sEROES 2005-3	2.846%	8/25/35	Caa2	2,437,539
1,800	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.851%	7/25/37	Caa3	1,510,464
2,440	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.023%	11/25/36	D	1,836,594
3,675	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.912%	11/25/36	D	2,761,054
3,820	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.579%	10/15/45	BBB-	3,556,164
2,657	Countrywide Alternative Loan Trust, Mortgage Pass-Through Cerftificates, Series 2005-63	5.460%	11/25/35	Ca	2,153,297
726	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	549,475
5,874	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	4,859,092
2,374	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	1,969,703
146	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	Caa2	143,499
7,020	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.294%	8/25/37	Caa3	5,224,015
2,583	Countrywide Asset Backed Certificates Trust 2005-IM1	0.590%	11/25/35	BBB+	2,348,534
5,653	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.340%	3/25/47	AAA	4,691,173
2,532	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.648%	3/20/36	CCC	2,062,657
1,445	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.323%	2/20/36	Caa3	1,209,839
5,544	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	5.207%	11/20/35	Caa3	4,807,865
943	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	5.465%	9/25/37	D	885,284
– (3)	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.679%	5/20/36	Caa3	333
6,996	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1	3.116%	4/25/37	D	5,780,654
75	CPS Auto Trust, 144A	7.500%	4/16/18	A+	75,715
4,920	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.460%	11/25/35	B+	4,510,574
5,872	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.274%	8/25/36	CCC	3,623,609
1,004	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.400%	6/25/37	Caa3	775,984
3,906	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certifcates Series 2005-12	2.979%	3/25/36	Caa3	3,018,015
1,315	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	2.704%	5/25/36	D	1,212,523
2,790	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	5.424%	10/25/23	N/R	3,105,465
995	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	4.562%	1/25/24	N/R	1,046,960
5,453	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.459%	5/15/36	Aaa	895,162
6,844	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.429%	7/15/36	Aaa	922,298
6,500	First Franklin Mortgage Loan Trust, Collateralized Mortgage Obligation, Series 2005-FFH3	0.720%	9/25/35	B1	6,021,880
3,749	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	3,282,312
3,393	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	2,971,272
7,297	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.690%	2/25/37	Caa3	4,928,957
2,628	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.260%	9/25/35	Caa2	2,299,721
232	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.598%	5/25/37	D	189,347
2,341	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.516%	8/25/37	D	1,956,863
5,400	Freddie Mac Mulitfamily Strucured Pass-Through Certificates, Series K701, (I/O)	2.108%	7/25/48	Aaa	369,371
5,226	Freddie Mac Multi-Class Certificates, (I/O)	6.109%	8/15/35	Aaa	797,359
1,004	Freddie Mac Multi-Class Certificates, (I/O)	6.959%	6/15/36	Aaa	152,118
2,910	Freddie Mac Multi-Class Certificates, (I/O)	6.809%	8/15/36	Aaa	450,499
3,181	Freddie Mac Multi-Class Certificates, (I/O)	6.209%	6/15/39	Aaa	352,209
2,764	Freddie Mac Multi-Class Certificates, (I/O)	6.009%	10/15/39	Aaa	348,229
5,218	Freddie Mac Multi-Class Certificates, (I/O)	6.259%	2/15/40	Aaa	779,902
4,000	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.533%	10/25/30	AA+	4,213,220
2,870	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2010-K6, 144A	5.357%	12/25/46	Aaa	3,123,487
1,115	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.949%	6/25/47	A-	1,132,778
6,950	Freddie Mac Multifamily Structured Pass-Through Certificates K036, (I/O)	2.110%	12/25/41	Aaa	1,076,409
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.750%	11/25/40	Aaa	2,052,102
11,406	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.712%	7/25/41	Aaa	1,341,922
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.726%	9/25/41	Aaa	2,043,775
6,257	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	1.969%	7/25/40	Aaa	809,371
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.884%	1/25/43	Aaa	259,111
13,675	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.288%	1/25/41	Aaa	1,767,462
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	1,189,866
5,499	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.478%	9/19/35	CCC	5,353,521
4,845	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	4,023,314
3,685	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.909%	4/19/36	Caa3	3,247,885
4,623	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.420%	3/25/36	Caa3	4,025,916
7,327	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.640%	8/25/37	CCC	6,217,549
465	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.837%	3/25/47	D	402,705
7,446	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.774%	1/25/36	D	6,692,421
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	425,680
5,073	Granite Master Issuer PLC Series 2006-3	0.272%	12/20/54	AAA	5,016,876
2,252	GSAA Home Equity Trust Series 2007-5	0.311%	3/25/47	CCC	1,234,762
3,052	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	2,190,086
4,205	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.732%	4/25/36	D	3,554,724
4,081	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	2.868%	5/25/37	D	3,382,500
5,924	HarborView Mortgage Loan Trust 2006-12	0.421%	12/19/36	CC	3,849,393
7,510	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.444%	1/25/36	Caa1	6,302,912
4,086	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.300%	10/25/36	CCC	2,099,305
2,000	Impac Secured Assets Corporation 2004-3	1.708%	11/25/34	Baa1	1,629,538
1,882	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.332%	8/25/36	B2	1,850,120
3,694	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.715%	7/25/37	Caa2	3,456,726
3,174	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.310%	7/25/36	D	2,423,287
7,632	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.187%	6/25/37	Ca	5,553,030
1,935	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.783%	6/25/36	Caa2	1,649,423
3,300	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	CC	2,802,449
4,170	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa2	4,403,040
1,320	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	1,126,069
6,125	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.570%	1/25/37	Caa3	4,018,332
5,000	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	5,050,405
2,300	JP Morgan Chase Commerical Mortgage Trust, Commerical Mortage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	2,390,986
7,500	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.450%	5/25/37	Caa1	5,436,360
4,219	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	4.788%	10/25/36	Caa2	3,584,904
718	JP Morgan Mortgage Trust, Mortgage Pass-Through Certifcates, Series 2007-A4	2.781%	6/25/37	D	601,779
6,579	LB UBS Commercial Mortgage Trust Series 2007-C2, Pass-Through Certificates	5.493%	2/15/40	A	6,990,734
2,500	LB UBS Commercial Mortgage Trust, Series 2006-C4	5.886%	6/15/38	Ba2	2,635,223
4,585	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	Caa2	4,189,096
7,131	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.124%	6/25/37	D	5,557,662
4,465	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.610%	12/25/35	CCC	4,245,469
3,800	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	5.749%	6/12/50	B-	3,924,249
3,900	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.894%	8/12/49	BB	4,052,303
7,660	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	0.469%	1/25/36	CCC	6,283,896
5,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.691%	4/15/49	Ba2	5,235,540
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.544%	11/12/49	A1	5,024,419
3,160	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.803%	3/25/36	Caa3	2,470,648
5,736	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.450%	12/25/35	BB+	5,335,501
7,133	Mortgage-IT Trust 2005-4	0.446%	10/25/35	BB+	6,480,636
2,574	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.466%	4/25/36	CCC	2,146,930
619	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	5.417%	4/25/35	B-	514,401
4,377	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	4,233,936
4,935	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	3,159,664
4,222	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.380%	7/25/36	Caa3	3,131,897
7,189	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.799%	9/25/35	Caa3	5,976,995
4,514	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	3,853,793
2,607	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	2,071,249
2,247	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.290%	5/25/35	Ca	1,835,564
3,500	Residential ASset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.690%	7/25/35	B	2,953,097
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.480%	2/25/36	CCC	5,967,412
3,037	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	3.953%	7/27/37	D	2,529,912
1,912	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	3.924%	9/25/36	D	1,603,364
3,147	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	Caa3	2,615,094
3,108	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	3.361%	2/25/36	Caa2	2,771,991
3,403	Residential Funding Mortgage Securities I,Mortgage Pass-Through Certificates, Series 2007-SA2	3.212%	4/25/37	Caa2	2,947,332
3,640	Residential Funding Mortgage Securities I,Mortgage Pass-Through Certificates, Series 2007-SA2	3.212%	4/25/37	Caa2	3,152,484
2,370	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	3.777%	8/25/36	D	2,099,301
5,834	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.382%	2/20/47	CCC	4,914,919
766	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	791,992
136	SMA Issuer LLC 2012-LV1, 144A	3.500%	8/20/25	Baa3	135,439
953	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.940%	1/25/35	BB+	867,721
5,773	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.380%	7/25/37	CCC	4,311,668
7,700	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.408%	11/25/23	N/R	7,991,768
3,429	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	2.972%	4/25/37	D	2,877,509
763	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.650%	10/25/37	Caa1	705,439
1,854	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.318%	10/25/37	Caa1	1,705,179
5,312	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.959%	2/25/37	D	4,504,175
3,638	TAL Advantage LLC, Series 2013-1A A, 144A	2.830%	2/22/38	A	3,566,317
4,200	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B	4,231,563
1,366	Wachovia Bank Commercial Mortgage Trust, Commericial Mortgage Pass-Through Certificates, Series 2007-C31	5.672%	4/15/47	CCC	1,279,445
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.241%	10/15/44	BB	3,757,783
2,056	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.377%	11/25/36	D	1,786,437
3,008	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	5.000%	1/25/37	D	2,624,360
1,883	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	5.452%	6/25/37	D	1,622,604
2,802	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	2,108,253
6,369	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	4.812%	12/25/36	D	5,386,659
4,729	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.373%	12/25/36	D	4,070,503
4,275	Wells Fargo Alternative Loan Trust, Mortgage Asset Backed Pass-Through Certificates, Series 2007-PA2	6.000%	6/25/37	D	4,119,459
1,601	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,419,867
2,997	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.877%	12/28/37	D	2,380,510
576	Wells fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass-Through Certificates	2.631%	10/25/36	D	546,445
964	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.621%	10/25/36	Caa2	895,525
335	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	3.086%	10/25/36	CCC	311,723
3,390	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	6.085%	11/25/37	Caa2	3,102,938
7,042	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.921%	12/28/37	Caa3	6,384,790
4,622	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR10	2.694%	7/25/36	D	4,214,311
307	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	5.989%	9/25/36	Caa1	281,905
702	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	3.010%	9/25/36	Caa2	656,302
1,369	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.720%	4/25/36	D	1,324,978
2,036	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.707%	4/25/36	CC	1,952,460
750,990	Total Residential				546,294,675
$ 750,990	Total Mortgage-Backed Securities (cost $513,319,346)				546,294,675

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 0.5% (0.3% of Total Investments)
	Wireless Telecommunication Services - 0.5%
$ 2,065	GTP Acquisition Partners I LLC, 144A	4.704%	5/15/18	Ba3	$ 2,091,602
$ 2,065	Total Asset-Backed Securities (cost $2,065,000)				2,091,602
	Total Long-Term Investments (cost $515,384,346)				548,386,277

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 4.3% (3.2% of Total Investments)
$ 17,871	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $17,870,662, collateralized by $18,555,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $18,229,126	0.000%	4/01/14		$ 17,870,662
	Total Short-Term Investments (cost $17,870,662)				17,870,662
	Total Investments (cost $533,255,008) - 135.3%				566,256,939
	Borrowings - (35.2)% (4), (5)				(147,200,000)
	Other Assets Less Liabilities - (0.1)%				(500,957)
	Net Assets - 100%				$ 418,555,982

Investments in Derivatives as of March 31, 2014

Futures Contracts outstanding:

				Notional	Unrealized
	Contract	Number of	Contract	Amount	Appreciation
Description	Position	Contracts	Expiration	at Value	(Depreciation)
U.S. 5-Year Treasury Note	Short	(43)	6/14	$ (5,114,984)	$ 33,801
U.S. 10-Year Treasury Note	Short	(31)	6/14	(3,828,500)	27,168
				$ (8,943,484)	$ 60,969

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 546,294,675	$ –	$ 546,294,675
Asset-Backed Securities	–	2,091,602	–	2,091,602
Short-Term Investments:
Repurchase Agreements	–	17,870,662	–	17,870,662
Investments in Derivatives:
Futures Contracts*	60,969	–	–	60,969
Total	$ 60,969	$ 566,256,939	$ –	$ 566,317,908
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $520,810,626.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
	Appreciation	$ 47,773,315
	Depreciation	(2,327,002)
	Net unrealized appreciation (depreciation) of investments	$ 45,446,313

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) rounds to less than $1,000.

(4)	Borrowings as a percentage of Total Investments is 26.0%.

(5)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

I/O	Interest only security.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014